Subsequent Events	12 Months Ended
Dec. 31, 2013
Subsequent Events [Abstract]
Subsequent Events
28.	SUBSEQUENT EVENTS

a)	Settlement cost for prior acquisition of the Managed Network Entities

On March 5, 2014, the Company issued 690,000 fully vested ADSs to Galaxy ENet Inc. (“Galaxy ENet”), a company owned by a certain management employee of the Managed Network Entities. These ADSs are to compensate certain management employees of the Managed Network Entities in exchange for their past services and all of them have transferred their rights to Galaxy ENet.

Accordingly, the Company will record share-based compensation expense on the grant date of approximately of RMB117,207 (US$19,361) in general and administrative expenses.

b)	Strategic investments in preferred shares

In January and March 2014, the Company and 21Vianet Ventures Limited, a newly-established subsidiary in Hong Kong in March 2014, respectively entered into two share purchase agreements with two third parties for investment of US$1,000 and US$1,300, respectively, in preferred shares of certain technology companies.